Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	€ 1,394
Firm orders of property plant and equipment	508	€ 545	€ 436
Property, plant and equipment pledged as security	128	241	249
Impairment loss recognised in profit or loss, property, plant and equipment	254	159	132
Finance lease obligations total	39	66	83
Future minimum lease interest payments	7	13	15
Dengue vaccine project [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	87
Capitalised interest [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	20	17	15
Consumer Healthcare [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	10
Pharmaceuticals [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	1,005
Pharmaceuticals [Member] | Genzyme [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	0	8	80
Pharmaceuticals [Member] | Industrial Facilities [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	741	761	594
Pharmaceuticals [Member] | Research Sites [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	138	164	82
Vaccines [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	€ 379	€ 271	€ 260